Convertible loan - Activity table (Details)		12 Months Ended
	Jun. 10, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Convertible loans
Interest paid		$ 181,286
Convertible Loan
Convertible loans
Beginning Balance		4,955,500
Initial recognition			$ 4,641,796
Interest and accretion expense		173,662	132,034
Foreign exchange loss (gain)		594,788	(181,670)
Common shares issued for conversion	$ (3,750,000)	(4,353,088)
Interest paid		$ (181,286)
Ending Balance			$ 4,955,500